UBS Series Funds

May 27, 2021

Supplement to the Prospectus dated August 28, 2020, as supplemented.

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select ESG Prime Institutional Fund

Dear Investor,

The purpose of this supplement is to update certain information contained in the Prospectus for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select ESG Prime Institutional Fund (each, a “fund” and together, the “funds”). These disclosure changes will become effective on June 1, 2021 (“Effective Date”).

First, the temporary reduction in the minimum initial investment amount for investors purchasing shares of the funds through UBS Financial Services Inc. is extended through September 30, 2021.

Second, this supplement updates certain information for UBS Select ESG Prime Institutional Fund regarding the extension of the voluntary fee waiver through July 31, 2021.

The Prospectus is hereby supplemented as shown below.

I. UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select ESG Prime Institutional Fund

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Prime Institutional Fund beginning on page 7 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through September 30, 2021 is $500,000.

ZS-1105

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Government Institutional Fund on page 13 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through September 30, 2021 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Treasury Institutional Fund beginning on page 18 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through September 30, 2021 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select ESG Prime Institutional Fund on page 24 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through September 30, 2021 is $100,000.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment” beginning on page 36 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through September 30, 2021 is $500,000 for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund and $100,000 for UBS Select ESG Prime Institutional Fund.

On the Effective Date, the same section of the Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment” beginning on page 42 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through September 30, 2021 is $500,000 for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund and $100,000 for UBS Select ESG Prime Institutional Fund.

On the Effective Date, the same section of the Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

II. UBS Select ESG Prime Institutional Fund

On the Effective Date, the section captioned “Management” and sub-captioned “Advisory and administration fees” beginning on page 50 of the Prospectus is revised by replacing the first sentence of the fifth paragraph of that section in its entirety with the following:

UBS AM will voluntarily waive its 0.10% master fund level fee in order to voluntarily reduce UBS Select ESG Prime Institutional Fund’s expenses by 0.10% until July 31, 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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